Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of Other Operating Expense [abstract]
Gain on litigation	$ (4.0)	$ (40.0)
Restructuring costs	37.3	2.4
Net (gain) loss on disposal of property, plant and equipment	(12.6)	1.2
Foreign exchange loss on working capital elements	0.6	15.0
Gain on forward exchange contracts	(0.7)	(6.1)
Other	3.7	(0.6)
Total	$ 24.3	$ (28.1)